Share-Based Compensation - Summary of Stock Option Activity (Detail) - Stock Option [Member] - 2015 EIP [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding ,Beginning balance	27,474,942	23,926,758
Options Granted	11,115,465	4,338,396
Options Forfeited/Canceled	(901,325)	(790,212)
Stock options outstanding , Ending balance	37,689,082	27,474,942	23,926,758
Stock options exercisable	18,999,834	16,193,146
Weighted average exercise price, Beginning balance	$ 9.10	$ 8.38
Weighted average exercise price, Granted	10.00	13.23
Weighted average exercise price,Forfeited/Canceled	11.59	10.21
Weighted average exercise price, Ending balance	9.30	9.10	$ 8.38
Weighted average exercise price, exercisable	7.96	7.35
Weighted Average Grant Date Fair Value, Beginning balance	$ 6.12	5.65
Weighted average grant date fair value, Granted		8.67
Weighted Average Grant Date Fair Value, Granted		6.78
Weighted Average Grant Date Fair Value, Ending balance		6.12	$ 5.65
Weighted Average Grant Date Fair Value, exercisable		$ 5.11
Weighted Average Remaining Contractual Life		7 years 3 months 3 days	7 years 11 months 4 days
Weighted Average Remaining Contractual Life, exercisable		6 years 5 months 26 days